SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION
Schedule of operating results of the Group's reporting segments

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2021	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	31,398,592	113,508,465	59,767,015	204,674,072
Royalties	2,023,548	—		2,023,548
Others
Government grants	2,302	—	—	2,302
Initial recognition and changes in the fair value of biological assets	1,394,127	606,269	825,859	2,826,255
Total	34,818,569	114,114,734	60,592,874	209,526,177

Cost of sales	(12,931,763)	(75,138,491)	(30,571,549)	(118,641,803)
Gross margin per segment	21,886,806	38,976,243	30,021,325	90,884,374
%	63%	34%	50%	43%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2020	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	27,626,542	93,799,477	49,148,890	170,574,909
Royalties	1,775,790	—	—	1,775,790
Others
Government grants	24,732	—	—	24,732
Initial recognition and changes in the fair value of biological assets	41,755	418,712	256,274	716,741
Total	29,468,819	94,218,189	49,405,164	173,092,172

Cost of sales	(11,581,494)	(53,552,327)	(28,441,767)	(93,575,588)
Gross margin per segment	17,887,325	40,665,862	20,963,397	79,516,584
% of Segment Revenue	61%	43%	42%	46%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2019	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	24,185,292	89,919,460	45,093,764	159,198,516
Royalties	1,110,463	—	—	1,110,463
Others
Goverment Grants	16,372	—	—	16,372
Initial recognition and changes in the fair value of biological assets.	—	279,945	—	279,945
Total	25,312,127	90,199,405	45,093,764	160,605,296

Cost of sales	(9,783,737)	(53,979,391)	(23,201,753)	(86,964,881)
Gross margin per segment	15,528,390	36,220,014	21,892,011	73,640,415
%	61%	40%	49%	46%

Schedule of revenue by similar group of products or services

	06/30/2021	06/30/2020	06/30/2019
Seed and integrated products	33,422,140	29,402,332	25,295,755
Seeds, royalties & licenses	6,246,689	5,210,616	3,846,991
Packs	27,175,451	24,191,716	21,448,764

Crop protection	113,508,465	93,799,477	89,919,460
Adjuvants	50,062,012	45,372,840	41,854,730
Insecticides & fungicides	18,231,616	15,227,357	12,655,985
Other	45,214,837	33,199,280	35,408,745

Crop nutrition	59,767,015	49,148,890	45,093,764
Inoculants	16,485,064	16,718,571	18,644,673
Fertilizers	43,281,951	32,430,319	26,449,091

Total revenues	206,697,620	172,350,699	160,308,979

Schedule of geographical information

	06/30/2021	06/30/2020	06/30/2019
Argentina	157,352,242	130,918,908	124,011,642
Bolivia	3,707,107	2,982,953	2,494,216
Brazil	24,591,539	21,188,655	17,338,608
United States of America	2,504,696	1,515,185	2,562,376
Paraguay	5,369,912	4,428,078	2,506,348
South Africa	2,789,322	1,927,333	3,019,474
France	4,269,368	911,140	711,522
Uruguay	5,752,913	6,234,956	4,684,854
Rest of the world	360,521	2,243,491	2,979,939
Total revenues	206,697,620	172,350,699	160,308,979

	06/30/2021	06/30/2020	06/30/2019
Non-current assets
Argentina	107,077,660	93,682,114	106,056,232
Cayman Islands	24,837,572	—	—
United States	7,799,448	7,168,376	6,136,461
Paraguay	742,767	714,011	722,914
Brazil	3,460,634	685,587	305,477
Bolivia	33,090	15,588	27,487
South Africa	3,892	598	7,080
India	—	—	38
Francia	26,138	33,556	—
Colombia	18,461	22,313	—
Uruguay	48,502	53,282	—
Total non-current assets	144,048,164	102,375,425	113,255,689

Property, plant and equipment	47,954,596	41,515,106	43,834,548
Intangible assets	67,342,362	35,333,464	39,616,426
Goodwill	28,751,206	25,526,855	29,804,715
Total reportable assets	144,048,164	102,375,425	113,255,689
Total non-reportable assets	250,541,793	195,185,944	129,211,608
Total assets	394,589,957	297,561,369	242,467,297